Decommissioning and other provisions	12 Months Ended
Dec. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Decommissioning and Other Provisions	Decommissioning and other provisions

	$ million
	Decommissioning and restoration	Onerous contracts	Legal	Environmental	Redundancy	Other	Total
At January 1, 2022
Current	871	653	270	332	410	802	3,338
Non-current	21,213	1,029	1,141	847	235	1,339	25,804
	22,084	1,682	1,411	1,179	645	2,141	29,142
Additions	618	620	314	178	226	832	2,788
Amounts charged against provisions	(672)	(661)	(272)	(211)	(372)	(333)	(2,521)
Accretion expense	483	13	16	12	1	5	530
Disposals and liabilities classified as held for sale	(1,228)	(66)	(21)	(2)	—	(7)	(1,324)
Remeasurements and other movements	(182)	(139)	(44)	(78)	(155)	(354)	(952)
Currency translation differences	(818)	35	(3)	(27)	(21)	(74)	(908)
	(1,799)	(198)	(10)	(128)	(321)	69	(2,387)
At December 31, 2022
Current	856	277	224	321	171	1,061	2,910
Non-current	19,429	1,207	1,177	730	153	1,149	23,845
	20,285	1,484	1,401	1,051	324	2,210	26,755

At January 1, 2021
Current	900	532	521	273	673	723	3,622
Non-current	22,081	1,207	1,229	952	265	1,382	27,116
	22,981	1,739	1,750	1,225	938	2,105	30,738
Additions	1,040	229	197	153	991	752	3,362
Amounts charged against provisions	(662)	(264)	(340)	(154)	(733)	(292)	(2,445)
Accretion expense	405	14	11	9	1	10	450
Disposals and liabilities classified as held for sale	(819)	—	(5)	(17)	(1)	(27)	(869)
Remeasurements and other movements	(609)	(36)	(196)	(11)	(512)	(339)	(1,703)
Currency translation differences	(252)	—	(6)	(26)	(39)	(68)	(391)
	(897)	(57)	(339)	(46)	(293)	36	(1,596)
At December 31, 2021
Current	871	653	270	332	410	802	3,338
Non-current	21,213	1,029	1,141	847	235	1,339	25,804
	22,084	1,682	1,411	1,179	645	2,141	29,142
The amount and timing of settlement in respect of these provisions are uncertain and dependent on various factors that are not always within management’s control. Reviews of estimated future decommissioning and restoration costs and the discount rate applied are carried out regularly. The discount rate applied at December 31, 2022, was 3.25% (2021: 2%). An increase of 0.5% or a decrease of 0.5% in the discount rate could result in a decrease of $1.2 billion (2021: $1.5 billion) or an increase of $1.3 billion (2021: $1.7 billion) of decommissioning and restoration provisions, respectively. Such increase or decrease will be reflected in the carrying amount of the related asset. Where applicable that carrying amount is to be tested for impairment.
In 2022, there was a decrease of $3,309 million in the decommissioning and restoration provision as a result of the change in the discount rate, partly offset by an increase in the provision resulting from changes in cost estimates of $3,009 million, reported within remeasurements and other movements.
Other provisions at December 31, 2022, include amounts recognised in respect of employee benefits.
24. Decommissioning and other provisions continued
The decommissioning and restoration provision at December 31, 2022, is expected to be utilised within:

$ million
Dec 31, 2022
Between 1 to 5 years	4,219
Between 6 to 10 years	3,882
11 years and later	12,184
Total	20,285